Fair Value (Fair Value Hierarchy for Assets and Liabilities Measured on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Assets:
Loans	¥ 124	¥ 124
Loans held-for-sale	7	13
Other investments	7	1
Premises and equipment-net	7
Total assets measured at fair value	145	138
Aggregate cost
Assets:
Loans	194	197
Loans held-for-sale	8	14
Other investments	11	2
Premises and equipment-net	11	1
Goodwill		6
Total assets measured at fair value	224	220
Level 1
Assets:
Other investments	6
Total assets measured at fair value	6
Level 2
Assets:
Loans held-for-sale	7	7
Premises and equipment-net	6
Total assets measured at fair value	13	7
Level 3
Assets:
Loans	124	124
Loans held-for-sale		6
Other investments	1	1
Premises and equipment-net	1
Total assets measured at fair value	¥ 126	¥ 131